PROPERTY AND EQUIPMENT:	12 Months Ended
Dec. 31, 2016
Property, Plant and Equipment [Abstract]
PROPERTY AND EQUIPMENT:
NOTE 5 - PROPERTY AND EQUIPMENT:

	December 31
	2016	2015
Cost:
Leasehold improvements	$229	$164
Computers and software	187	130
Laboratory equipment	896	768
Furniture	96	84
Vehicles*	198	175
	1,606	1,321
Less:
Accumulated depreciation and amortization	668	675
Property and Equipment, net	$938	$646

 * See note 8c relating to the lien on the Company’s vehicles.

Depreciation and amortization expense totaled $143, $87 and $33 for the years ended December 31, 2016, December 31 2015, and December 31, 2014, respectively.

During the years ended December 31, 2016 and December 31, 2015, the Company disposed of fixed assets in the net amount of $16 and $15 respectively.